Shareholders' Equity (Options Outstanding) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding as of December 31, 2011	4,538,013	4,983,541
Weighted average remaining contractual Term (in years)	4 years 3 months 22 days	4 years 1 month 2 days
Weighted average exercise price	$ 21.53	$ 22.01
Options exercisable as of December 31, 2011	1,802,460
Weighted average exercise price of options exercisable	$ 24.82
0.02 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding as of December 31, 2011	828
Weighted average remaining contractual Term (in years)	7 months 28 days
Weighted average exercise price	$ 0.02
Options exercisable as of December 31, 2011	828
Weighted average exercise price of options exercisable	$ 0.02
Range of exercise price, upper	$ 0.02
0.27 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding as of December 31, 2011	1,161,448
Weighted average remaining contractual Term (in years)	5 years 1 month 10 days
Weighted average exercise price	$ 0.27
Options exercisable as of December 31, 2011	210,795
Weighted average exercise price of options exercisable	$ 0.27
Range of exercise price, upper	$ 0.27
0.69 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding as of December 31, 2011	33,490
Weighted average remaining contractual Term (in years)	7 years 5 months 12 days
Weighted average exercise price	$ 0.69
Options exercisable as of December 31, 2011	11,453
Weighted average exercise price of options exercisable	$ 0.69
Range of exercise price, lower	$ 0.69
2.89 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding as of December 31, 2011	5,132
Weighted average remaining contractual Term (in years)	2 years 1 month 17 days
Weighted average exercise price	$ 2.89
Options exercisable as of December 31, 2011	5,132
Weighted average exercise price of options exercisable	$ 2.89
Range of exercise price, upper	$ 2.89
6.00 - 6.87 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding as of December 31, 2011	19,964
Weighted average remaining contractual Term (in years)	3 years 6 months 22 days
Weighted average exercise price	$ 6.57
Options exercisable as of December 31, 2011	19,964
Weighted average exercise price of options exercisable	$ 6.57
Range of exercise price, lower	$ 6.00
Range of exercise price, upper	$ 6.87
11.4 -14.60 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding as of December 31, 2011	66,046
Weighted average remaining contractual Term (in years)	5 years 9 months 29 days
Weighted average exercise price	$ 12.88
Options exercisable as of December 31, 2011	48,551
Weighted average exercise price of options exercisable	$ 13.20
Range of exercise price, lower	$ 11.4
Range of exercise price, upper	$ 14.60
17.72 - 25.01 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding as of December 31, 2011	350,472
Weighted average remaining contractual Term (in years)	3 years 6 months 15 days
Weighted average exercise price	$ 21.37
Options exercisable as of December 31, 2011	230,246
Weighted average exercise price of options exercisable	$ 22.05
Range of exercise price, lower	$ 17.72
Range of exercise price, upper	$ 25.01
26.85 - 35.31 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding as of December 31, 2011	2,900,633
Weighted average remaining contractual Term (in years)	4 years 7 days
Weighted average exercise price	$ 30.64
Options exercisable as of December 31, 2011	1,275,491
Weighted average exercise price of options exercisable	$ 30.42
Range of exercise price, lower	$ 26.85
Range of exercise price, upper	$ 35.31